Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000111445
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class A
Trading Symbol	EAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to non-Index positions helped Index-relative returns as both platinum and palladium posted positive returns for the year

↑ An underweight exposure to crude oil helped returns as crude prices declined amid multiple geopolitical events affecting supply-demand balance in energy markets

↑ An overweight to silver helped returns as silver prices surged on a shift in monetary policy leading to a softer dollar expectation and was exacerbated by technical pressures in the physical market

↓ An underweight to gold detracted from returns as expectations of the Fed’s rate cut boosted gold prices by making non-yielding assets like gold appear more attractive

↓ An out-of-index exposure to cocoa hurt returns as prices tumbled amid signs of supply turnaround due to better-than-expected harvests in South America and West Africa

↓ The Fund’s overweight to gasoline hampered returns as weakness in crude oil weighed on the prices of refined crude products such as gasoline

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/15	$10,000	$10,000	$10,000
1/16	$9,462	$10,110	$9,832
2/16	$9,559	$10,182	$9,672
3/16	$9,946	$10,307	$10,042
4/16	$10,662	$10,377	$10,896
5/16	$10,430	$10,385	$10,876
6/16	$10,913	$10,568	$11,325
7/16	$10,681	$10,655	$10,746
8/16	$10,526	$10,667	$10,557
9/16	$10,817	$10,669	$10,887
10/16	$10,778	$10,598	$10,834
11/16	$11,010	$10,360	$10,979
12/16	$11,008	$10,391	$11,177
1/17	$11,338	$10,428	$11,192
2/17	$11,359	$10,508	$11,215
3/17	$11,112	$10,505	$10,917
4/17	$10,885	$10,592	$10,752
5/17	$10,802	$10,674	$10,610
6/17	$10,761	$10,664	$10,589
7/17	$11,112	$10,718	$10,829
8/17	$11,338	$10,810	$10,872
9/17	$11,276	$10,772	$10,856
10/17	$11,524	$10,785	$11,089
11/17	$11,441	$10,769	$11,038
12/17	$11,746	$10,816	$11,367
1/18	$11,920	$10,712	$11,593
2/18	$11,725	$10,610	$11,392
3/18	$11,595	$10,664	$11,322
4/18	$11,855	$10,593	$11,614
5/18	$12,071	$10,651	$11,779
6/18	$11,616	$10,635	$11,367
7/18	$11,269	$10,657	$11,124
8/18	$11,053	$10,710	$10,927
9/18	$11,226	$10,664	$11,137
10/18	$11,009	$10,575	$10,897
11/18	$10,923	$10,622	$10,835
12/18	$10,619	$10,789	$10,089
1/19	$11,163	$10,937	$10,638
2/19	$11,337	$10,949	$10,746
3/19	$11,272	$11,147	$10,727
4/19	$11,185	$11,163	$10,682
5/19	$10,837	$11,334	$10,322
6/19	$11,120	$11,494	$10,599
7/19	$11,098	$11,528	$10,528
8/19	$10,880	$11,789	$10,284
9/19	$11,054	$11,738	$10,405
10/19	$11,337	$11,776	$10,615
11/19	$11,076	$11,773	$10,343
12/19	$11,594	$11,791	$10,865
1/20	$10,890	$12,003	$10,065
2/20	$10,428	$12,182	$9,558
3/20	$9,108	$11,944	$8,334
4/20	$9,174	$12,184	$8,206
5/20	$9,812	$12,297	$8,562
6/20	$10,164	$12,400	$8,757
7/20	$10,846	$12,618	$9,257
8/20	$11,528	$12,545	$9,883
9/20	$11,198	$12,522	$9,552
10/20	$11,110	$12,478	$9,686
11/20	$11,902	$12,640	$10,027
12/20	$12,491	$12,684	$10,525
1/21	$12,809	$12,604	$10,802
2/21	$13,670	$12,442	$11,501
3/21	$13,421	$12,297	$11,254
4/21	$14,486	$12,400	$12,187
5/21	$14,985	$12,448	$12,519
6/21	$15,121	$12,538	$12,751
7/21	$15,484	$12,664	$12,985
8/21	$15,484	$12,656	$12,947
9/21	$15,778	$12,548	$13,591
10/21	$16,322	$12,538	$13,942
11/21	$15,438	$12,553	$12,923
12/21	$16,189	$12,544	$13,379
1/22	$17,249	$12,269	$14,553
2/22	$18,310	$12,102	$15,460
3/22	$19,861	$11,777	$16,797
4/22	$20,378	$11,338	$17,492
5/22	$20,456	$11,400	$17,759
6/22	$18,491	$11,173	$15,845
7/22	$18,930	$11,453	$16,521
8/22	$18,646	$11,156	$16,535
9/22	$17,663	$10,675	$15,195
10/22	$17,896	$10,558	$15,497
11/22	$18,930	$10,952	$15,922
12/22	$18,950	$10,914	$15,532
1/23	$19,396	$11,253	$15,456
2/23	$18,385	$10,977	$14,729
3/23	$18,563	$11,234	$14,699
4/23	$18,415	$11,303	$14,589
5/23	$17,433	$11,185	$13,766
6/23	$17,939	$11,168	$14,322
7/23	$19,188	$11,179	$15,219
8/23	$18,980	$11,112	$15,102
9/23	$18,682	$10,847	$14,997
10/23	$18,593	$10,684	$15,037
11/23	$18,325	$11,165	$14,698
12/23	$18,029	$11,588	$14,303
1/24	$18,275	$11,560	$14,360
2/24	$18,183	$11,422	$14,149
3/24	$19,044	$11,534	$14,617
4/24	$19,782	$11,264	$15,010
5/24	$20,059	$11,451	$15,273
6/24	$19,721	$11,556	$15,038
7/24	$19,075	$11,818	$14,432
8/24	$19,136	$11,992	$14,439
9/24	$19,967	$12,157	$15,140
10/24	$19,659	$11,881	$14,860
11/24	$19,844	$12,006	$14,920
12/24	$19,775	$11,824	$15,072
1/25	$20,619	$11,896	$15,668
2/25	$20,489	$12,142	$15,790
3/25	$21,236	$12,139	$16,411
4/25	$20,392	$12,182	$15,622
5/25	$20,457	$12,120	$15,532
6/25	$21,236	$12,309	$15,906
7/25	$21,269	$12,291	$15,833
8/25	$21,918	$12,439	$16,139
9/25	$22,405	$12,571	$16,486
10/25	$23,022	$12,654	$16,963
11/25	$23,607	$12,730	$17,506
12/25	$24,134	$12,721	$17,450

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	22.09%	14.08%	9.57%
Class A with 3.25% Maximum Sales Charge	18.21%	13.31%	9.20%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg Commodity Index Total Return	15.77%	10.63%	5.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,370,736,448
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 9,980,889
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,370,736,448
# of Portfolio Holdings (including derivatives)	97
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$9,980,889

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	15.6%
Short-Term Investments - U.S. Treasury Obligations	79.5%

Largest Holdings [Text Block]	Commodity Exposure (% of net assets)
Agriculture	25.8%
Energy	25.2%
Industrial Metals	24.8%
Precious Metals	17.9%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000101132
Shareholder Report [Line Items]
Fund Name	Parametric Commodity Strategy Fund
Class Name	Class I
Trading Symbol	EIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to non-Index positions helped Index-relative returns as both platinum and palladium posted positive returns for the year

↑ An underweight exposure to crude oil helped returns as crude prices declined amid multiple geopolitical events affecting supply-demand balance in energy markets

↑ An overweight to silver helped returns as silver prices surged on a shift in monetary policy leading to a softer dollar expectation and was exacerbated by technical pressures in the physical market

↓ An underweight to gold detracted from returns as expectations of the Fed’s rate cut boosted gold prices by making non-yielding assets like gold appear more attractive

↓ An out-of-index exposure to cocoa hurt returns as prices tumbled amid signs of supply turnaround due to better-than-expected harvests in South America and West Africa

↓ The Fund’s overweight to gasoline hampered returns as weakness in crude oil weighed on the prices of refined crude products such as gasoline

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$978,175	$1,011,039	$983,193
2/16	$988,095	$1,018,221	$967,201
3/16	$1,029,762	$1,030,700	$1,004,165
4/16	$1,103,175	$1,037,722	$1,089,640
5/16	$1,079,365	$1,038,533	$1,087,582
6/16	$1,128,968	$1,056,816	$1,132,508
7/16	$1,105,159	$1,065,524	$1,074,620
8/16	$1,089,286	$1,066,674	$1,055,684
9/16	$1,121,032	$1,066,927	$1,088,748
10/16	$1,117,063	$1,059,849	$1,083,429
11/16	$1,140,873	$1,036,026	$1,097,877
12/16	$1,140,408	$1,039,104	$1,117,667
1/17	$1,174,260	$1,042,770	$1,119,181
2/17	$1,178,492	$1,050,816	$1,121,517
3/17	$1,153,102	$1,050,464	$1,091,668
4/17	$1,129,829	$1,059,180	$1,075,232
5/17	$1,119,250	$1,067,352	$1,060,950
6/17	$1,115,018	$1,066,447	$1,058,911
7/17	$1,153,102	$1,071,759	$1,082,854
8/17	$1,176,376	$1,081,005	$1,087,219
9/17	$1,170,029	$1,077,201	$1,085,598
10/17	$1,197,534	$1,078,494	$1,108,877
11/17	$1,189,071	$1,076,862	$1,103,762
12/17	$1,220,916	$1,081,610	$1,136,714
1/18	$1,238,739	$1,071,201	$1,159,288
2/18	$1,218,688	$1,061,044	$1,139,239
3/18	$1,205,320	$1,066,396	$1,132,159
4/18	$1,232,055	$1,059,280	$1,161,419
5/18	$1,254,335	$1,065,057	$1,177,872
6/18	$1,207,548	$1,063,512	$1,136,693
7/18	$1,171,901	$1,065,738	$1,112,433
8/18	$1,151,849	$1,070,989	$1,092,738
9/18	$1,167,445	$1,066,399	$1,113,692
10/18	$1,147,393	$1,057,479	$1,089,650
11/18	$1,136,254	$1,062,235	$1,083,514
12/18	$1,105,631	$1,078,854	$1,008,886
1/19	$1,164,059	$1,093,729	$1,063,834
2/19	$1,182,037	$1,094,921	$1,074,605
3/19	$1,175,295	$1,114,693	$1,072,686
4/19	$1,164,059	$1,116,253	$1,068,164
5/19	$1,130,351	$1,133,352	$1,032,225
6/19	$1,159,565	$1,149,383	$1,059,946
7/19	$1,157,317	$1,152,804	$1,052,817
8/19	$1,134,845	$1,178,889	$1,028,396
9/19	$1,152,823	$1,173,782	$1,040,476
10/19	$1,182,037	$1,177,574	$1,061,514
11/19	$1,155,070	$1,177,339	$1,034,334
12/19	$1,211,564	$1,179,093	$1,086,478
1/20	$1,136,269	$1,200,255	$1,006,548
2/20	$1,088,354	$1,218,227	$955,816
3/20	$949,172	$1,194,431	$833,384
4/20	$958,299	$1,218,357	$820,563
5/20	$1,024,467	$1,229,736	$856,179
6/20	$1,060,974	$1,239,997	$875,719
7/20	$1,133,987	$1,261,779	$925,701
8/20	$1,204,719	$1,254,503	$988,308
9/20	$1,170,494	$1,252,242	$955,186
10/20	$1,161,367	$1,247,766	$968,641
11/20	$1,243,507	$1,264,049	$1,002,665
12/20	$1,305,974	$1,268,414	$1,052,538
1/21	$1,338,918	$1,260,441	$1,080,174
2/21	$1,430,689	$1,244,178	$1,150,067
3/21	$1,404,805	$1,229,699	$1,125,376
4/21	$1,517,754	$1,240,039	$1,218,677
5/21	$1,569,522	$1,244,769	$1,251,927
6/21	$1,583,641	$1,253,843	$1,275,104
7/21	$1,621,291	$1,266,434	$1,298,548
8/21	$1,621,291	$1,265,588	$1,294,707
9/21	$1,654,234	$1,254,781	$1,359,122
10/21	$1,708,356	$1,253,755	$1,394,242
11/21	$1,616,584	$1,255,270	$1,292,316
12/21	$1,695,215	$1,254,423	$1,337,873
1/22	$1,808,050	$1,226,921	$1,455,321
2/22	$1,920,885	$1,210,193	$1,545,984
3/22	$2,084,765	$1,177,725	$1,679,665
4/22	$2,138,496	$1,133,799	$1,749,215
5/22	$2,146,556	$1,140,037	$1,775,890
6/22	$1,939,691	$1,117,257	$1,584,545
7/22	$1,988,049	$1,145,347	$1,652,087
8/22	$1,958,497	$1,115,572	$1,653,542
9/22	$1,853,721	$1,067,509	$1,519,465
10/22	$1,880,587	$1,055,796	$1,549,720
11/22	$1,988,049	$1,095,163	$1,592,154
12/22	$1,992,941	$1,091,443	$1,553,179
1/23	$2,036,266	$1,125,300	$1,545,569
2/23	$1,931,048	$1,097,650	$1,472,943
3/23	$1,949,616	$1,123,400	$1,469,909
4/23	$1,934,143	$1,130,262	$1,458,864
5/23	$1,832,020	$1,118,544	$1,376,637
6/23	$1,887,723	$1,116,806	$1,432,244
7/23	$2,020,792	$1,117,916	$1,521,851
8/23	$1,996,035	$1,111,184	$1,510,190
9/23	$1,968,184	$1,084,688	$1,499,705
10/23	$1,955,805	$1,068,376	$1,503,688
11/23	$1,931,048	$1,116,458	$1,469,815
12/23	$1,899,472	$1,158,821	$1,430,282
1/24	$1,925,140	$1,156,048	$1,435,973
2/24	$1,915,515	$1,142,187	$1,414,850
3/24	$2,008,563	$1,153,402	$1,461,656
4/24	$2,085,569	$1,126,449	$1,500,989
5/24	$2,117,654	$1,145,121	$1,527,340
6/24	$2,082,360	$1,155,589	$1,503,849
7/24	$2,011,772	$1,181,818	$1,443,152
8/24	$2,018,189	$1,199,216	$1,443,855
9/24	$2,108,029	$1,215,664	$1,514,049
10/24	$2,075,943	$1,188,053	$1,485,991
11/24	$2,095,194	$1,200,578	$1,492,034
12/24	$2,090,043	$1,182,446	$1,507,243
1/25	$2,178,259	$1,189,571	$1,566,837
2/25	$2,164,688	$1,214,166	$1,579,041
3/25	$2,246,118	$1,213,876	$1,641,082
4/25	$2,154,509	$1,218,164	$1,562,166
5/25	$2,161,295	$1,211,985	$1,553,160
6/25	$2,246,118	$1,230,868	$1,590,573
7/25	$2,249,511	$1,229,111	$1,583,349
8/25	$2,317,369	$1,243,874	$1,613,851
9/25	$2,368,263	$1,257,054	$1,648,557
10/25	$2,436,122	$1,265,355	$1,696,269
11/25	$2,497,195	$1,272,986	$1,750,590
12/25	$2,555,812	$1,272,105	$1,744,967

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	22.29%	14.36%	9.83%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg Commodity Index Total Return	15.77%	10.63%	5.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,370,736,448
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 9,980,889
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,370,736,448
# of Portfolio Holdings (including derivatives)	97
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$9,980,889

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	15.6%
Short-Term Investments - U.S. Treasury Obligations	79.5%

Largest Holdings [Text Block]	Commodity Exposure (% of net assets)
Agriculture	25.8%
Energy	25.2%
Industrial Metals	24.8%
Precious Metals	17.9%
Livestock	6.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000014418
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class A
Trading Symbol	EAERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,056	$9,504
2/16	$8,950	$9,491
3/16	$9,538	$10,135
4/16	$9,500	$10,174
5/16	$9,663	$10,357
6/16	$9,695	$10,384
7/16	$9,996	$10,766
8/16	$9,952	$10,782
9/16	$9,908	$10,784
10/16	$9,714	$10,587
11/16	$9,927	$10,979
12/16	$10,119	$11,196
1/17	$10,241	$11,408
2/17	$10,607	$11,861
3/17	$10,601	$11,875
4/17	$10,697	$11,997
5/17	$10,903	$12,166
6/17	$11,032	$12,242
7/17	$11,221	$12,494
8/17	$11,227	$12,532
9/17	$11,404	$12,790
10/17	$11,666	$13,089
11/17	$11,934	$13,490
12/17	$12,133	$13,640
1/18	$12,702	$14,421
2/18	$12,265	$13,890
3/18	$12,008	$13,537
4/18	$12,126	$13,589
5/18	$12,404	$13,916
6/18	$12,438	$14,002
7/18	$12,917	$14,523
8/18	$13,249	$14,996
9/18	$13,290	$15,081
10/18	$12,425	$14,050
11/18	$12,642	$14,337
12/18	$11,418	$13,042
1/19	$12,373	$14,087
2/19	$12,807	$14,540
3/19	$13,156	$14,822
4/19	$13,730	$15,422
5/19	$13,164	$14,442
6/19	$13,971	$15,460
7/19	$14,281	$15,682
8/19	$14,211	$15,434
9/19	$14,265	$15,723
10/19	$14,490	$16,063
11/19	$14,963	$16,646
12/19	$15,416	$17,149
1/20	$15,480	$17,142
2/20	$14,198	$15,731
3/20	$12,415	$13,788
4/20	$14,117	$15,555
5/20	$14,803	$16,296
6/20	$15,117	$16,620
7/20	$16,101	$17,558
8/20	$17,210	$18,820
9/20	$16,494	$18,105
10/20	$16,083	$17,623
11/20	$17,539	$19,552
12/20	$18,224	$20,304
1/21	$17,887	$20,099
2/21	$18,480	$20,653
3/21	$18,966	$21,558
4/21	$20,202	$22,708
5/21	$20,177	$22,867
6/21	$20,671	$23,401
7/21	$21,075	$23,956
8/21	$21,586	$24,685
9/21	$20,416	$23,537
10/21	$21,726	$25,186
11/21	$21,446	$25,011
12/21	$22,376	$26,132
1/22	$20,827	$24,780
2/22	$20,614	$24,038
3/22	$21,328	$24,931
4/22	$19,575	$22,757
5/22	$19,435	$22,798
6/22	$18,155	$20,916
7/22	$19,630	$22,845
8/22	$18,897	$21,913
9/22	$17,413	$19,895
10/22	$18,628	$21,506
11/22	$19,667	$22,708
12/22	$18,621	$21,399
1/23	$19,450	$22,744
2/23	$18,791	$22,189
3/23	$19,684	$23,004
4/23	$19,960	$23,363
5/23	$19,950	$23,464
6/23	$21,161	$25,015
7/23	$21,810	$25,818
8/23	$21,735	$25,407
9/23	$20,598	$24,196
10/23	$20,247	$23,687
11/23	$22,160	$25,850
12/23	$23,093	$27,025
1/24	$23,905	$27,479
2/24	$25,490	$28,946
3/24	$26,127	$29,878
4/24	$24,991	$28,657
5/24	$26,576	$30,078
6/24	$27,874	$31,157
7/24	$27,949	$31,537
8/24	$28,973	$32,302
9/24	$29,447	$32,992
10/24	$29,322	$32,692
11/24	$30,733	$34,611
12/24	$30,146	$33,786
1/25	$30,991	$34,727
2/25	$30,446	$34,274
3/25	$28,527	$32,343
4/25	$28,513	$32,124
5/25	$30,446	$34,146
6/25	$32,065	$35,882
7/25	$32,723	$36,687
8/25	$32,924	$37,431
9/25	$33,497	$38,797
10/25	$34,012	$39,706
11/25	$34,428	$39,803
12/25	$34,138	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	13.24%	13.37%	13.66%
Class A with 5.25% Maximum Sales Charge	7.28%	12.15%	13.05%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 103,893,307
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 477,672
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081632
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class C
Trading Symbol	ECERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,556	$9,504
2/16	$9,435	$9,491
3/16	$10,047	$10,135
4/16	$10,000	$10,174
5/16	$10,168	$10,357
6/16	$10,193	$10,384
7/16	$10,503	$10,766
8/16	$10,449	$10,782
9/16	$10,402	$10,784
10/16	$10,193	$10,587
11/16	$10,402	$10,979
12/16	$10,600	$11,196
1/17	$10,724	$11,408
2/17	$11,095	$11,861
3/17	$11,081	$11,875
4/17	$11,178	$11,997
5/17	$11,384	$12,166
6/17	$11,508	$12,242
7/17	$11,705	$12,494
8/17	$11,705	$12,532
9/17	$11,873	$12,790
10/17	$12,139	$13,089
11/17	$12,419	$13,490
12/17	$12,608	$13,640
1/18	$13,198	$14,421
2/18	$12,734	$13,890
3/18	$12,461	$13,537
4/18	$12,571	$13,589
5/18	$12,851	$13,916
6/18	$12,881	$14,002
7/18	$13,368	$14,523
8/18	$13,705	$14,996
9/18	$13,742	$15,081
10/18	$12,838	$14,050
11/18	$13,053	$14,337
12/18	$11,776	$13,042
1/19	$12,759	$14,087
2/19	$13,201	$14,540
3/19	$13,553	$14,822
4/19	$14,135	$15,422
5/19	$13,545	$14,442
6/19	$14,356	$15,460
7/19	$14,667	$15,682
8/19	$14,594	$15,434
9/19	$14,634	$15,723
10/19	$14,856	$16,063
11/19	$15,331	$16,646
12/19	$15,785	$17,149
1/20	$15,845	$17,142
2/20	$14,522	$15,731
3/20	$12,689	$13,788
4/20	$14,420	$15,555
5/20	$15,115	$16,296
6/20	$15,421	$16,620
7/20	$16,422	$17,558
8/20	$17,536	$18,820
9/20	$16,800	$18,105
10/20	$16,367	$17,623
11/20	$17,839	$19,552
12/20	$18,526	$20,304
1/21	$18,171	$20,099
2/21	$18,760	$20,653
3/21	$19,236	$21,558
4/21	$20,482	$22,708
5/21	$20,448	$22,867
6/21	$20,933	$23,401
7/21	$21,331	$23,956
8/21	$21,833	$24,685
9/21	$20,638	$23,537
10/21	$21,946	$25,186
11/21	$21,651	$25,011
12/21	$22,579	$26,132
1/22	$20,994	$24,780
2/22	$20,771	$24,038
3/22	$21,471	$24,931
4/22	$19,702	$22,757
5/22	$19,546	$22,798
6/22	$18,244	$20,916
7/22	$19,711	$22,845
8/22	$18,963	$21,913
9/22	$17,466	$19,895
10/22	$18,681	$21,506
11/22	$19,711	$22,708
12/22	$18,637	$21,399
1/23	$19,458	$22,744
2/23	$18,792	$22,189
3/23	$19,669	$23,004
4/23	$19,935	$23,363
5/23	$19,913	$23,464
6/23	$21,101	$25,015
7/23	$21,744	$25,818
8/23	$21,656	$25,407
9/23	$20,512	$24,196
10/23	$20,146	$23,687
11/23	$22,033	$25,850
12/23	$22,946	$27,025
1/24	$23,747	$27,479
2/24	$25,295	$28,946
3/24	$25,911	$29,878
4/24	$24,770	$28,657
5/24	$26,331	$30,078
6/24	$27,591	$31,157
7/24	$27,656	$31,537
8/24	$28,640	$32,302
9/24	$29,099	$32,992
10/24	$28,955	$32,692
11/24	$30,333	$34,611
12/24	$29,740	$33,786
1/25	$30,546	$34,727
2/25	$29,999	$34,274
3/25	$28,084	$32,343
4/25	$28,054	$32,124
5/25	$29,938	$34,146
6/25	$31,518	$35,882
7/25	$32,141	$36,687
8/25	$32,324	$37,431
9/25	$32,856	$38,797
10/25	$33,342	$39,706
11/25	$33,722	$39,803
12/25	$33,413	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.35%	12.51%	12.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.35%	12.51%	12.81%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 103,893,307
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 477,672
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000047558
Shareholder Report [Line Items]
Fund Name	Eaton Vance Stock Fund
Class Name	Class I
Trading Symbol	EIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$955,834	$950,376
2/16	$944,628	$949,094
3/16	$1,007,251	$1,013,478
4/16	$1,003,296	$1,017,407
5/16	$1,020,435	$1,035,678
6/16	$1,024,634	$1,038,362
7/16	$1,056,427	$1,076,645
8/16	$1,051,790	$1,078,156
9/16	$1,047,816	$1,078,360
10/16	$1,027,284	$1,058,690
11/16	$1,049,803	$1,097,898
12/16	$1,070,521	$1,119,599
1/17	$1,084,115	$1,140,834
2/17	$1,122,178	$1,186,132
3/17	$1,122,178	$1,187,516
4/17	$1,132,373	$1,199,711
5/17	$1,154,123	$1,216,594
6/17	$1,168,397	$1,224,188
7/17	$1,189,236	$1,249,360
8/17	$1,189,928	$1,253,185
9/17	$1,207,926	$1,279,036
10/17	$1,236,307	$1,308,883
11/17	$1,265,381	$1,349,026
12/17	$1,286,154	$1,364,025
1/18	$1,347,925	$1,442,121
2/18	$1,300,861	$1,388,969
3/18	$1,274,388	$1,353,670
4/18	$1,286,889	$1,358,865
5/18	$1,316,304	$1,391,589
6/18	$1,320,716	$1,400,154
7/18	$1,371,456	$1,452,259
8/18	$1,406,599	$1,499,581
9/18	$1,411,776	$1,508,116
10/18	$1,320,073	$1,405,036
11/18	$1,343,738	$1,433,669
12/18	$1,213,794	$1,304,222
1/19	$1,315,219	$1,408,736
2/19	$1,362,220	$1,453,969
3/19	$1,399,327	$1,482,222
4/19	$1,461,171	$1,542,236
5/19	$1,400,976	$1,444,230
6/19	$1,486,733	$1,546,014
7/19	$1,520,541	$1,568,233
8/19	$1,513,944	$1,543,392
9/19	$1,519,716	$1,572,270
10/19	$1,543,630	$1,606,325
11/19	$1,593,929	$1,664,632
12/19	$1,642,453	$1,714,874
1/20	$1,650,188	$1,714,202
2/20	$1,513,532	$1,573,090
3/20	$1,323,588	$1,378,793
4/20	$1,505,796	$1,555,546
5/20	$1,579,711	$1,629,634
6/20	$1,613,231	$1,662,043
7/20	$1,718,946	$1,755,757
8/20	$1,837,031	$1,881,962
9/20	$1,761,657	$1,810,454
10/20	$1,717,834	$1,762,307
11/20	$1,872,965	$1,955,216
12/20	$1,946,728	$2,030,390
1/21	$1,911,541	$2,009,892
2/21	$1,974,878	$2,065,314
3/21	$2,027,659	$2,155,766
4/21	$2,160,490	$2,270,817
5/21	$2,157,851	$2,286,677
6/21	$2,211,511	$2,340,059
7/21	$2,254,616	$2,395,647
8/21	$2,310,035	$2,468,488
9/21	$2,185,121	$2,353,679
10/21	$2,325,870	$2,518,582
11/21	$2,295,961	$2,501,131
12/21	$2,396,771	$2,613,222
1/22	$2,230,963	$2,477,996
2/22	$2,209,120	$2,403,801
3/22	$2,285,570	$2,493,053
4/22	$2,098,912	$2,275,654
5/22	$2,084,019	$2,279,829
6/22	$1,947,004	$2,091,643
7/22	$2,105,862	$2,284,502
8/22	$2,027,426	$2,191,336
9/22	$1,868,568	$1,989,517
10/22	$1,999,626	$2,150,591
11/22	$2,111,819	$2,270,775
12/22	$1,998,377	$2,139,945
1/23	$2,088,486	$2,274,406
2/23	$2,018,908	$2,218,913
3/23	$2,114,721	$2,300,379
4/23	$2,145,517	$2,336,284
5/23	$2,144,377	$2,346,439
6/23	$2,274,408	$2,501,481
7/23	$2,346,268	$2,581,841
8/23	$2,338,283	$2,540,734
9/23	$2,216,236	$2,419,597
10/23	$2,178,596	$2,368,721
11/23	$2,383,908	$2,585,046
12/23	$2,486,081	$2,702,486
1/24	$2,574,678	$2,747,899
2/24	$2,745,160	$2,894,625
3/24	$2,813,621	$2,987,758
4/24	$2,691,465	$2,865,725
5/24	$2,863,289	$3,007,821
6/24	$3,002,896	$3,115,748
7/24	$3,013,635	$3,153,674
8/24	$3,123,710	$3,230,171
9/24	$3,174,720	$3,299,158
10/24	$3,162,639	$3,269,240
11/24	$3,315,670	$3,461,148
12/24	$3,254,073	$3,378,640
1/25	$3,344,892	$3,472,727
2/25	$3,287,938	$3,427,414
3/25	$3,080,132	$3,234,299
4/25	$3,080,132	$3,212,367
5/25	$3,287,938	$3,414,569
6/25	$3,464,957	$3,588,209
7/25	$3,535,764	$3,668,739
8/25	$3,558,854	$3,743,110
9/25	$3,621,965	$3,879,734
10/25	$3,677,380	$3,970,572
11/25	$3,723,558	$3,980,304
12/25	$3,693,352	$3,982,741

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.50%	13.66%	13.95%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 103,893,307
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 477,672
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014485
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class A
Trading Symbol	ETTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$8,952	$9,504
2/16	$8,873	$9,491
3/16	$9,410	$10,135
4/16	$9,482	$10,174
5/16	$9,605	$10,357
6/16	$9,552	$10,384
7/16	$9,945	$10,766
8/16	$9,969	$10,782
9/16	$9,930	$10,784
10/16	$9,730	$10,587
11/16	$10,128	$10,979
12/16	$10,297	$11,196
1/17	$10,460	$11,408
2/17	$10,879	$11,861
3/17	$10,896	$11,875
4/17	$10,996	$11,997
5/17	$11,123	$12,166
6/17	$11,222	$12,242
7/17	$11,427	$12,494
8/17	$11,427	$12,532
9/17	$11,712	$12,790
10/17	$11,987	$13,089
11/17	$12,393	$13,490
12/17	$12,599	$13,640
1/18	$13,431	$14,421
2/18	$12,970	$13,890
3/18	$12,537	$13,537
4/18	$12,594	$13,589
5/18	$12,921	$13,916
6/18	$12,913	$14,002
7/18	$13,382	$14,523
8/18	$13,854	$14,996
9/18	$13,886	$15,081
10/18	$12,891	$14,050
11/18	$13,102	$14,337
12/18	$11,924	$13,042
1/19	$12,890	$14,087
2/19	$13,379	$14,540
3/19	$13,579	$14,822
4/19	$14,214	$15,422
5/19	$13,128	$14,442
6/19	$14,011	$15,460
7/19	$14,296	$15,682
8/19	$13,959	$15,434
9/19	$14,157	$15,723
10/19	$14,420	$16,063
11/19	$15,044	$16,646
12/19	$15,435	$17,149
1/20	$15,402	$17,142
2/20	$14,130	$15,731
3/20	$12,395	$13,788
4/20	$14,030	$15,555
5/20	$14,837	$16,296
6/20	$15,150	$16,620
7/20	$15,995	$17,558
8/20	$17,219	$18,820
9/20	$16,599	$18,105
10/20	$16,230	$17,623
11/20	$18,199	$19,552
12/20	$18,992	$20,304
1/21	$18,776	$20,099
2/21	$19,433	$20,653
3/21	$19,983	$21,558
4/21	$21,015	$22,708
5/21	$21,103	$22,867
6/21	$21,789	$23,401
7/21	$22,214	$23,956
8/21	$22,909	$24,685
9/21	$21,694	$23,537
10/21	$23,060	$25,186
11/21	$22,793	$25,011
12/21	$23,680	$26,132
1/22	$22,213	$24,780
2/22	$21,557	$24,038
3/22	$22,224	$24,931
4/22	$20,068	$22,757
5/22	$19,929	$22,798
6/22	$18,389	$20,916
7/22	$20,108	$22,845
8/22	$19,379	$21,913
9/22	$17,655	$19,895
10/22	$19,035	$21,506
11/22	$20,118	$22,708
12/22	$18,917	$21,399
1/23	$20,078	$22,744
2/23	$19,643	$22,189
3/23	$20,477	$23,004
4/23	$20,881	$23,363
5/23	$20,980	$23,464
6/23	$22,286	$25,015
7/23	$23,066	$25,818
8/23	$22,789	$25,407
9/23	$21,744	$24,196
10/23	$21,374	$23,687
11/23	$23,307	$25,850
12/23	$24,259	$27,025
1/24	$24,849	$27,479
2/24	$26,198	$28,946
3/24	$26,950	$29,878
4/24	$25,846	$28,657
5/24	$27,200	$30,078
6/24	$28,388	$31,157
7/24	$28,457	$31,537
8/24	$29,260	$32,302
9/24	$29,622	$32,992
10/24	$29,405	$32,692
11/24	$31,084	$34,611
12/24	$30,362	$33,786
1/25	$31,455	$34,727
2/25	$31,200	$34,274
3/25	$29,159	$32,343
4/25	$29,094	$32,124
5/25	$30,855	$34,146
6/25	$32,509	$35,882
7/25	$33,115	$36,687
8/25	$33,770	$37,431
9/25	$34,605	$38,797
10/25	$35,377	$39,706
11/25	$35,492	$39,803
12/25	$35,420	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	16.66%	13.27%	14.08%
Class A with 5.25% Maximum Sales Charge	10.53%	12.05%	13.47%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,979,319,258
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,168,458
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014487
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class C
Trading Symbol	ECTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,441	$9,504
2/16	$9,354	$9,491
3/16	$9,913	$10,135
4/16	$9,983	$10,174
5/16	$10,104	$10,357
6/16	$10,042	$10,384
7/16	$10,449	$10,766
8/16	$10,468	$10,782
9/16	$10,420	$10,784
10/16	$10,206	$10,587
11/16	$10,615	$10,979
12/16	$10,785	$11,196
1/17	$10,950	$11,408
2/17	$11,383	$11,861
3/17	$11,392	$11,875
4/17	$11,491	$11,997
5/17	$11,616	$12,166
6/17	$11,709	$12,242
7/17	$11,916	$12,494
8/17	$11,911	$12,532
9/17	$12,197	$12,790
10/17	$12,478	$13,089
11/17	$12,892	$13,490
12/17	$13,099	$13,640
1/18	$13,954	$14,421
2/18	$13,466	$13,890
3/18	$13,008	$13,537
4/18	$13,059	$13,589
5/18	$13,389	$13,916
6/18	$13,375	$14,002
7/18	$13,852	$14,523
8/18	$14,329	$14,996
9/18	$14,355	$15,081
10/18	$13,318	$14,050
11/18	$13,528	$14,337
12/18	$12,315	$13,042
1/19	$13,288	$14,087
2/19	$13,786	$14,540
3/19	$13,983	$14,822
4/19	$14,629	$15,422
5/19	$13,499	$14,442
6/19	$14,398	$15,460
7/19	$14,683	$15,682
8/19	$14,327	$15,434
9/19	$14,523	$15,723
10/19	$14,780	$16,063
11/19	$15,414	$16,646
12/19	$15,804	$17,149
1/20	$15,759	$17,142
2/20	$14,449	$15,731
3/20	$12,665	$13,788
4/20	$14,330	$15,555
5/20	$15,144	$16,296
6/20	$15,454	$16,620
7/20	$16,305	$17,558
8/20	$17,540	$18,820
9/20	$16,897	$18,105
10/20	$16,513	$17,623
11/20	$18,505	$19,552
12/20	$19,299	$20,304
1/21	$19,066	$20,099
2/21	$19,723	$20,653
3/21	$20,270	$21,558
4/21	$21,300	$22,708
5/21	$21,377	$22,867
6/21	$22,060	$23,401
7/21	$22,475	$23,956
8/21	$23,164	$24,685
9/21	$21,920	$23,537
10/21	$23,286	$25,186
11/21	$23,002	$25,011
12/21	$23,884	$26,132
1/22	$22,390	$24,780
2/22	$21,715	$24,038
3/22	$22,373	$24,931
4/22	$20,190	$22,757
5/22	$20,036	$22,798
6/22	$18,479	$20,916
7/22	$20,193	$22,845
8/22	$19,447	$21,913
9/22	$17,708	$19,895
10/22	$19,080	$21,506
11/22	$20,153	$22,708
12/22	$18,938	$21,399
1/23	$20,087	$22,744
2/23	$19,638	$22,189
3/23	$20,460	$23,004
4/23	$20,850	$23,363
5/23	$20,936	$23,464
6/23	$22,228	$25,015
7/23	$22,990	$25,818
8/23	$22,700	$25,407
9/23	$21,647	$24,196
10/23	$21,263	$23,687
11/23	$23,173	$25,850
12/23	$24,103	$27,025
1/24	$24,675	$27,479
2/24	$25,999	$28,946
3/24	$26,727	$29,878
4/24	$25,617	$28,657
5/24	$26,941	$30,078
6/24	$28,102	$31,157
7/24	$28,150	$31,537
8/24	$28,927	$32,302
9/24	$29,269	$32,992
10/24	$29,035	$32,692
11/24	$30,672	$34,611
12/24	$29,943	$33,786
1/25	$30,999	$34,727
2/25	$30,729	$34,274
3/25	$28,703	$32,343
4/25	$28,619	$32,124
5/25	$30,332	$34,146
6/25	$31,940	$35,882
7/25	$32,514	$36,687
8/25	$33,136	$37,431
9/25	$33,934	$38,797
10/25	$34,668	$39,706
11/25	$34,761	$39,803
12/25	$34,670	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	15.79%	12.42%	13.23%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	14.79%	12.42%	13.23%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,979,319,258
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,168,458
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014488
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.1
Class Name	Class I
Trading Symbol	EITMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$944,822	$950,376
2/16	$936,668	$949,094
3/16	$993,476	$1,013,478
4/16	$1,001,359	$1,017,407
5/16	$1,014,406	$1,035,678
6/16	$1,009,242	$1,038,362
7/16	$1,050,829	$1,076,645
8/16	$1,053,819	$1,078,156
9/16	$1,049,742	$1,078,360
10/16	$1,029,084	$1,058,690
11/16	$1,071,215	$1,097,898
12/16	$1,089,285	$1,119,599
1/17	$1,106,921	$1,140,834
2/17	$1,151,286	$1,186,132
3/17	$1,153,491	$1,187,516
4/17	$1,164,237	$1,199,711
5/17	$1,177,740	$1,216,594
6/17	$1,188,487	$1,224,188
7/17	$1,210,531	$1,249,360
8/17	$1,210,807	$1,253,185
9/17	$1,241,118	$1,279,036
10/17	$1,270,603	$1,308,883
11/17	$1,314,142	$1,349,026
12/17	$1,336,255	$1,364,025
1/18	$1,424,651	$1,442,121
2/18	$1,375,852	$1,388,969
3/18	$1,330,120	$1,353,670
4/18	$1,336,534	$1,358,865
5/18	$1,371,390	$1,391,589
6/18	$1,371,111	$1,400,154
7/18	$1,421,305	$1,452,259
8/18	$1,471,498	$1,499,581
9/18	$1,475,402	$1,508,116
10/18	$1,369,717	$1,405,036
11/18	$1,392,583	$1,433,669
12/18	$1,267,951	$1,304,222
1/19	$1,370,789	$1,408,736
2/19	$1,423,055	$1,453,969
3/19	$1,444,527	$1,482,222
4/19	$1,512,614	$1,542,236
5/19	$1,397,063	$1,444,230
6/19	$1,491,425	$1,546,014
7/19	$1,522,220	$1,568,233
8/19	$1,486,622	$1,543,392
9/19	$1,507,811	$1,572,270
10/19	$1,536,063	$1,606,325
11/19	$1,603,020	$1,664,632
12/19	$1,645,025	$1,714,874
1/20	$1,641,310	$1,714,202
2/20	$1,506,153	$1,573,090
3/20	$1,321,277	$1,378,793
4/20	$1,496,152	$1,555,546
5/20	$1,582,161	$1,629,634
6/20	$1,615,879	$1,662,043
7/20	$1,706,459	$1,755,757
8/20	$1,837,330	$1,881,962
9/20	$1,771,609	$1,810,454
10/20	$1,732,748	$1,762,307
11/20	$1,943,341	$1,955,216
12/20	$2,028,443	$2,030,390
1/21	$2,005,664	$2,009,892
2/21	$2,076,307	$2,065,314
3/21	$2,135,416	$2,155,766
4/21	$2,246,137	$2,270,817
5/21	$2,256,228	$2,286,677
6/21	$2,330,042	$2,340,059
7/21	$2,375,888	$2,395,647
8/21	$2,450,855	$2,468,488
9/21	$2,321,392	$2,353,679
10/21	$2,468,155	$2,518,582
11/21	$2,439,898	$2,501,131
12/21	$2,535,594	$2,613,222
1/22	$2,378,897	$2,477,996
2/22	$2,308,963	$2,403,801
3/22	$2,381,218	$2,493,053
4/22	$2,150,525	$2,275,654
5/22	$2,136,016	$2,279,829
6/22	$1,971,484	$2,091,643
7/22	$2,156,038	$2,284,502
8/22	$2,078,560	$2,191,336
9/22	$1,894,006	$1,989,517
10/22	$2,042,288	$2,150,591
11/22	$2,159,230	$2,270,775
12/22	$2,030,590	$2,139,945
1/23	$2,155,725	$2,274,406
2/23	$2,109,422	$2,218,913
3/23	$2,199,390	$2,300,379
4/23	$2,243,349	$2,336,284
5/23	$2,254,192	$2,346,439
6/23	$2,395,152	$2,501,481
7/23	$2,479,553	$2,581,841
8/23	$2,450,247	$2,540,734
9/23	$2,338,592	$2,419,597
10/23	$2,299,030	$2,368,721
11/23	$2,507,686	$2,585,046
12/23	$2,610,545	$2,702,486
1/24	$2,674,692	$2,747,899
2/24	$2,820,429	$2,894,625
3/24	$2,901,722	$2,987,758
4/24	$2,783,773	$2,865,725
5/24	$2,930,101	$3,007,821
6/24	$3,058,692	$3,115,748
7/24	$3,066,673	$3,153,674
8/24	$3,153,879	$3,230,171
9/24	$3,193,786	$3,299,158
10/24	$3,171,024	$3,269,240
11/24	$3,352,529	$3,461,148
12/24	$3,275,614	$3,378,640
1/25	$3,394,116	$3,472,727
2/25	$3,367,142	$3,427,414
3/25	$3,147,717	$3,234,299
4/25	$3,141,353	$3,212,367
5/25	$3,331,986	$3,414,569
6/25	$3,511,405	$3,588,209
7/25	$3,577,475	$3,668,739
8/25	$3,649,303	$3,743,110
9/25	$3,740,225	$3,879,734
10/25	$3,824,479	$3,970,572
11/25	$3,837,512	$3,980,304
12/25	$3,830,780	$3,982,741

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.95%	13.55%	14.36%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,979,319,258
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 11,168,458
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014466
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class A
Trading Symbol	EXTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.87%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$8,950	$9,504
2/16	$8,870	$9,491
3/16	$9,405	$10,135
4/16	$9,475	$10,174
5/16	$9,598	$10,357
6/16	$9,545	$10,384
7/16	$9,936	$10,766
8/16	$9,957	$10,782
9/16	$9,914	$10,784
10/16	$9,716	$10,587
11/16	$10,112	$10,979
12/16	$10,278	$11,196
1/17	$10,441	$11,408
2/17	$10,857	$11,861
3/17	$10,873	$11,875
4/17	$10,970	$11,997
5/17	$11,100	$12,166
6/17	$11,192	$12,242
7/17	$11,397	$12,494
8/17	$11,397	$12,532
9/17	$11,678	$12,790
10/17	$11,948	$13,089
11/17	$12,354	$13,490
12/17	$12,556	$13,640
1/18	$13,383	$14,421
2/18	$12,920	$13,890
3/18	$12,490	$13,537
4/18	$12,545	$13,589
5/18	$12,866	$13,916
6/18	$12,861	$14,002
7/18	$13,323	$14,523
8/18	$13,792	$14,996
9/18	$13,824	$15,081
10/18	$12,828	$14,050
11/18	$13,040	$14,337
12/18	$11,865	$13,042
1/19	$12,825	$14,087
2/19	$13,308	$14,540
3/19	$13,506	$14,822
4/19	$14,137	$15,422
5/19	$13,056	$14,442
6/19	$13,934	$15,460
7/19	$14,213	$15,682
8/19	$13,879	$15,434
9/19	$14,076	$15,723
10/19	$14,334	$16,063
11/19	$14,954	$16,646
12/19	$15,340	$17,149
1/20	$15,301	$17,142
2/20	$14,036	$15,731
3/20	$12,313	$13,788
4/20	$13,937	$15,555
5/20	$14,732	$16,296
6/20	$15,047	$16,620
7/20	$15,881	$17,558
8/20	$17,096	$18,820
9/20	$16,478	$18,105
10/20	$16,108	$17,623
11/20	$18,058	$19,552
12/20	$18,844	$20,304
1/21	$18,628	$20,099
2/21	$19,277	$20,653
3/21	$19,821	$21,558
4/21	$20,837	$22,708
5/21	$20,920	$22,867
6/21	$21,603	$23,401
7/21	$22,019	$23,956
8/21	$22,708	$24,685
9/21	$21,497	$23,537
10/21	$22,852	$25,186
11/21	$22,580	$25,011
12/21	$23,457	$26,132
1/22	$22,000	$24,780
2/22	$21,350	$24,038
3/22	$22,011	$24,931
4/22	$19,871	$22,757
5/22	$19,732	$22,798
6/22	$18,203	$20,916
7/22	$19,904	$22,845
8/22	$19,181	$21,913
9/22	$17,469	$19,895
10/22	$18,837	$21,506
11/22	$19,904	$22,708
12/22	$18,713	$21,399
1/23	$19,858	$22,744
2/23	$19,428	$22,189
3/23	$20,249	$23,004
4/23	$20,645	$23,363
5/23	$20,740	$23,464
6/23	$22,031	$25,015
7/23	$22,796	$25,818
8/23	$22,522	$25,407
9/23	$21,489	$24,196
10/23	$21,120	$23,687
11/23	$23,025	$25,850
12/23	$23,962	$27,025
1/24	$24,546	$27,479
2/24	$25,875	$28,946
3/24	$26,616	$29,878
4/24	$25,522	$28,657
5/24	$26,857	$30,078
6/24	$28,019	$31,157
7/24	$28,086	$31,537
8/24	$28,871	$32,302
9/24	$29,225	$32,992
10/24	$29,012	$32,692
11/24	$30,661	$34,611
12/24	$29,943	$33,786
1/25	$31,019	$34,727
2/25	$30,763	$34,274
3/25	$28,747	$32,343
4/25	$28,679	$32,124
5/25	$30,410	$34,146
6/25	$32,039	$35,882
7/25	$32,631	$36,687
8/25	$33,275	$37,431
9/25	$34,090	$38,797
10/25	$34,847	$39,706
11/25	$34,955	$39,803
12/25	$34,881	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	16.49%	13.10%	13.91%
Class A with 5.25% Maximum Sales Charge	10.38%	11.89%	13.30%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,732,860,819
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,406,743
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014468
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class C
Trading Symbol	EZTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,443	$9,504
2/16	$9,350	$9,491
3/16	$9,907	$10,135
4/16	$9,977	$10,174
5/16	$10,099	$10,357
6/16	$10,035	$10,384
7/16	$10,441	$10,766
8/16	$10,458	$10,782
9/16	$10,406	$10,784
10/16	$10,191	$10,587
11/16	$10,597	$10,979
12/16	$10,771	$11,196
1/17	$10,934	$11,408
2/17	$11,364	$11,861
3/17	$11,370	$11,875
4/17	$11,469	$11,997
5/17	$11,591	$12,166
6/17	$11,684	$12,242
7/17	$11,887	$12,494
8/17	$11,882	$12,532
9/17	$12,166	$12,790
10/17	$12,440	$13,089
11/17	$12,852	$13,490
12/17	$13,058	$13,640
1/18	$13,907	$14,421
2/18	$13,419	$13,890
3/18	$12,960	$13,537
4/18	$13,012	$13,589
5/18	$13,337	$13,916
6/18	$13,320	$14,002
7/18	$13,797	$14,523
8/18	$14,268	$14,996
9/18	$14,291	$15,081
10/18	$13,256	$14,050
11/18	$13,465	$14,337
12/18	$12,256	$13,042
1/19	$13,227	$14,087
2/19	$13,721	$14,540
3/19	$13,919	$14,822
4/19	$14,558	$15,422
5/19	$13,436	$14,442
6/19	$14,326	$15,460
7/19	$14,611	$15,682
8/19	$14,256	$15,434
9/19	$14,448	$15,723
10/19	$14,704	$16,063
11/19	$15,326	$16,646
12/19	$15,715	$17,149
1/20	$15,669	$17,142
2/20	$14,367	$15,731
3/20	$12,587	$13,788
4/20	$14,244	$15,555
5/20	$15,047	$16,296
6/20	$15,355	$16,620
7/20	$16,198	$17,558
8/20	$17,425	$18,820
9/20	$16,785	$18,105
10/20	$16,401	$17,623
11/20	$18,372	$19,552
12/20	$19,163	$20,304
1/21	$18,925	$20,099
2/21	$19,576	$20,653
3/21	$20,117	$21,558
4/21	$21,134	$22,708
5/21	$21,210	$22,867
6/21	$21,884	$23,401
7/21	$22,291	$23,956
8/21	$22,971	$24,685
9/21	$21,739	$23,537
10/21	$23,093	$25,186
11/21	$22,809	$25,011
12/21	$23,675	$26,132
1/22	$22,192	$24,780
2/22	$21,524	$24,038
3/22	$22,169	$24,931
4/22	$20,006	$22,757
5/22	$19,849	$22,798
6/22	$18,303	$20,916
7/22	$20,000	$22,845
8/22	$19,262	$21,913
9/22	$17,535	$19,895
10/22	$18,890	$21,506
11/22	$19,954	$22,708
12/22	$18,745	$21,399
1/23	$19,884	$22,744
2/23	$19,436	$22,189
3/23	$20,245	$23,004
4/23	$20,628	$23,363
5/23	$20,710	$23,464
6/23	$21,989	$25,015
7/23	$22,739	$25,818
8/23	$22,448	$25,407
9/23	$21,402	$24,196
10/23	$21,024	$23,687
11/23	$22,907	$25,850
12/23	$23,826	$27,025
1/24	$24,390	$27,479
2/24	$25,692	$28,946
3/24	$26,413	$29,878
4/24	$25,314	$28,657
5/24	$26,617	$30,078
6/24	$27,756	$31,157
7/24	$27,803	$31,537
8/24	$28,565	$32,302
9/24	$28,896	$32,992
10/24	$28,663	$32,692
11/24	$30,274	$34,611
12/24	$29,548	$33,786
1/25	$30,591	$34,727
2/25	$30,320	$34,274
3/25	$28,316	$32,343
4/25	$28,233	$32,124
5/25	$29,919	$34,146
6/25	$31,499	$35,882
7/25	$32,059	$36,687
8/25	$32,672	$37,431
9/25	$33,456	$38,797
10/25	$34,176	$39,706
11/25	$34,258	$39,803
12/25	$34,164	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	15.62%	12.25%	13.06%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	14.62%	12.25%	13.06%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,732,860,819
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,406,743
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014469
Shareholder Report [Line Items]
Fund Name	Eaton Vance Tax-Managed Growth Fund 1.2
Class Name	Class I
Trading Symbol	EITGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$944,695	$950,376
2/16	$936,230	$949,094
3/16	$993,228	$1,013,478
4/16	$1,001,129	$1,017,407
5/16	$1,014,108	$1,035,678
6/16	$1,008,465	$1,038,362
7/16	$1,050,226	$1,076,645
8/16	$1,052,483	$1,078,156
9/16	$1,048,533	$1,078,360
10/16	$1,027,652	$1,058,690
11/16	$1,069,977	$1,097,898
12/16	$1,087,726	$1,119,599
1/17	$1,105,417	$1,140,834
2/17	$1,149,360	$1,186,132
3/17	$1,151,072	$1,187,516
4/17	$1,161,915	$1,199,711
5/17	$1,175,611	$1,216,594
6/17	$1,185,884	$1,224,188
7/17	$1,207,570	$1,249,360
8/17	$1,207,570	$1,253,185
9/17	$1,237,816	$1,279,036
10/17	$1,266,921	$1,308,883
11/17	$1,310,293	$1,349,026
12/17	$1,331,805	$1,364,025
1/18	$1,419,978	$1,442,121
2/18	$1,370,993	$1,388,969
3/18	$1,325,466	$1,353,670
4/18	$1,331,805	$1,358,865
5/18	$1,366,383	$1,391,589
6/18	$1,365,806	$1,400,154
7/18	$1,415,367	$1,452,259
8/18	$1,465,504	$1,499,581
9/18	$1,468,962	$1,508,116
10/18	$1,363,501	$1,405,036
11/18	$1,385,976	$1,433,669
12/18	$1,261,823	$1,304,222
1/19	$1,363,724	$1,408,736
2/19	$1,416,130	$1,453,969
3/19	$1,437,092	$1,482,222
4/19	$1,504,638	$1,542,236
5/19	$1,389,927	$1,444,230
6/19	$1,483,676	$1,546,014
7/19	$1,513,955	$1,568,233
8/19	$1,478,435	$1,543,392
9/19	$1,499,397	$1,572,270
10/19	$1,527,347	$1,606,325
11/19	$1,593,728	$1,664,632
12/19	$1,635,489	$1,714,874
1/20	$1,631,375	$1,714,202
2/20	$1,496,798	$1,573,090
3/20	$1,312,857	$1,378,793
4/20	$1,486,808	$1,555,546
5/20	$1,572,020	$1,629,634
6/20	$1,605,517	$1,662,043
7/20	$1,694,843	$1,755,757
8/20	$1,824,719	$1,881,962
9/20	$1,759,487	$1,810,454
10/20	$1,720,113	$1,762,307
11/20	$1,929,324	$1,955,216
12/20	$2,013,757	$2,030,390
1/21	$1,990,679	$2,009,892
2/21	$2,060,506	$2,065,314
3/21	$2,119,091	$2,155,766
4/21	$2,228,566	$2,270,817
5/21	$2,238,034	$2,286,677
6/21	$2,310,821	$2,340,059
7/21	$2,356,386	$2,395,647
8/21	$2,430,356	$2,468,488
9/21	$2,301,353	$2,353,679
10/21	$2,446,925	$2,518,582
11/21	$2,418,521	$2,501,131
12/21	$2,512,537	$2,613,222
1/22	$2,357,471	$2,477,996
2/22	$2,287,959	$2,403,801
3/22	$2,359,254	$2,493,053
4/22	$2,130,517	$2,275,654
5/22	$2,115,664	$2,279,829
6/22	$1,952,281	$2,091,643
7/22	$2,135,270	$2,284,502
8/22	$2,058,034	$2,191,336
9/22	$1,875,045	$1,989,517
10/22	$2,021,793	$2,150,591
11/22	$2,137,052	$2,270,775
12/22	$2,009,856	$2,139,945
1/23	$2,133,153	$2,274,406
2/23	$2,087,066	$2,218,913
3/23	$2,175,649	$2,300,379
4/23	$2,218,743	$2,336,284
5/23	$2,229,516	$2,346,439
6/23	$2,368,973	$2,501,481
7/23	$2,451,570	$2,581,841
8/23	$2,422,841	$2,540,734
9/23	$2,311,514	$2,419,597
10/23	$2,272,610	$2,368,721
11/23	$2,478,504	$2,585,046
12/23	$2,579,992	$2,702,486
1/24	$2,643,257	$2,747,899
2/24	$2,786,656	$2,894,625
3/24	$2,866,792	$2,987,758
4/24	$2,749,903	$2,865,725
5/24	$2,893,905	$3,007,821
6/24	$3,020,434	$3,115,748
7/24	$3,027,665	$3,153,674
8/24	$3,113,222	$3,230,171
9/24	$3,152,386	$3,299,158
10/24	$3,129,490	$3,269,240
11/24	$3,308,439	$3,461,148
12/24	$3,231,967	$3,378,640
1/25	$3,348,445	$3,472,727
2/25	$3,321,471	$3,427,414
3/25	$3,104,454	$3,234,299
4/25	$3,097,710	$3,212,367
5/25	$3,285,302	$3,414,569
6/25	$3,461,858	$3,588,209
7/25	$3,526,841	$3,668,739
8/25	$3,597,341	$3,743,110
9/25	$3,686,232	$3,879,734
10/25	$3,768,993	$3,970,572
11/25	$3,781,254	$3,980,304
12/25	$3,774,011	$3,982,741

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.77%	13.38%	14.19%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,732,860,819
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 6,406,743
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122